FINANCIAL STATEMENTS

SBL Variable Annuity Account XVII

Year Ended December 31, 2024

With Report of Independent Registered Public Accounting Firm

SBL Variable Annuity Account XVII

Financial Statements

Year Ended December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of SBL Variable Annuity Account XVII

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise SBL Variable Annuity Account XVII (the Separate Account), as of December 31, 2024 and the related statements of operations and change in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2003.

Kansas City, Missouri

April 25, 2025

Appendix

Subaccounts listed comprising SBL Variable Annuity Account XVII

Subaccounts	Statements of operations and changes in net assets
Guggenheim VIF Long Short Equity	For the period from January 1, 2024 through August 16, 2024 (closing of operations) and the year ended December 31, 2023

Guggenheim VIF Managed Asset Allocation	For the period from January 1, 2024 through August 16, 2024 (closing of operations) and the year ended December 31, 2023

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2024

Invesco V.I. Conservative Balanced	For the period from January 1, 2024 through April 26, 2024 (closing of operations) and the year ended December 31, 2023

Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2024

Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2024

Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2024

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2024

NAA All Cap Value Series	For each of the two years in the period ended December 31, 2024

NAA Small Cap Value Series	For each of the two years in the period ended December 31, 2024

PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2024

PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2024

PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2024

SBL Variable Annuity Account XVII

Statements of Net Assets

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values
Guggenheim VIF Long Short Equity (c)	—	$—	$—	$—	—	$17.27	$17.27
Guggenheim VIF Managed Asset Allocation (c)	—	—	—	—	—	13.65	13.65
Guggenheim VIF Total Return Bond	—	—	—	—	—	12.10	12.10
Invesco V.I. Conservative Balanced (b)	—	—	—	—	—	8.13	8.13
Invesco V.I. Equity and Income	13,605	217,018	235,783	235,783	14,754	16.00	16.00
Invesco V.I. Global Real Estate	229	3,539	3,060	3,060	177	17.23	17.23
Invesco V.I. Government Money Market	112,038	112,038	112,038	112,038	14,182	7.90	9.68
MFS® VIT Total Return	679	14,660	15,380	15,380	1,120	13.73	13.73
NAA All Cap Value Series (a)	993	27,085	33,588	33,588	1,046	32.13	32.13
NAA Small Cap Value Series (a)	152	5,245	6,734	6,734	180	37.33	37.33
PIMCO VIT All Asset	16,343	169,727	143,655	143,655	13,407	10.47	17.81
PIMCO VIT Low Duration	2,371	24,172	22,856	22,856	2,075	11.02	11.02
PIMCO VIT Real Return	1,318	16,946	15,165	15,165	1,154	13.14	13.14

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.
(c)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets

Years Ended December 31, 2024 and 2023, Except as Noted

	Guggenheim VIF Long Short Equity (c)	Guggenheim VIF Managed Asset Allocation (c)	Guggenheim VIF Total Return Bond
Net assets as of December 31, 2022	$959	$163,412	$4,693

Investment income (loss):
Dividend distributions	3	2,078	178
Investment Expenses:
Mortality and expense risk and administrative charges	(19)	(2,206)	(71)

Net investment income (loss)	(16)	(128)	107

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,275	—
Realized capital gain (loss) on investments	6	4,936	64
Change in unrealized appreciation (depreciation)	113	12,648	(130)

Net gain (loss) on investments	119	18,859	(66)

Net increase (decrease) in net assets from operations	103	18,731	41

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(30,617)	(3,898)
Transfers between subaccounts, net	(6)	(48)	8
Maintenance charges and mortality adjustments	—	(570)	(6)

Increase (decrease) in net assets from contract transactions	(6)	(31,235)	(3,896)

Total increase (decrease) in net assets	97	(12,504)	(3,855)

Net assets as of December 31, 2023	$1,056	$150,908	$838

Investment income (loss):
Dividend distributions	—	3,052	—
Investment Expenses:
Mortality and expense risk and administrative charges	(8)	(1,243)	(6)

Net investment income (loss)	(8)	1,809	(6)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	7,022	—
Realized capital gain (loss) on investments	449	29,056	46
Change in unrealized appreciation (depreciation)	(311)	(28,576)	(55)

Net gain (loss) on investments	138	7,502	(9)

Net increase (decrease) in net assets from operations	130	9,311	(15)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,186)	(9,089)	(823)
Transfers between subaccounts, net	—	(150,805)	—
Maintenance charges and mortality adjustments	—	(325)	—

Increase (decrease) in net assets from contract transactions	(1,186)	(160,219)	(823)

Total increase (decrease) in net assets	(1,056)	(150,908)	(838)

Net assets as of December 31, 2024	$—	$—	$—

(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Conservative Balanced (b)	Invesco V.I. Equity and Income	Invesco V.I. Global Real Estate
Net assets as of December 31, 2022	$38,261	$230,405	$3,357

Investment income (loss):
Dividend distributions	692	3,978	50
Investment Expenses:
Mortality and expense risk and administrative charges	(650)	(3,332)	(65)

Net investment income (loss)	42	646	(15)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	12,076	—
Realized capital gain (loss) on investments	309	577	(56)
Change in unrealized appreciation (depreciation)	3,541	5,504	284

Net gain (loss) on investments	3,850	18,157	228

Net increase (decrease) in net assets from operations	3,892	18,803	213

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(4,384)	(19,238)	(193)
Transfers between subaccounts, net	(8)	(6)	—
Maintenance charges and mortality adjustments	(125)	(852)	—

Increase (decrease) in net assets from contract transactions	(4,517)	(20,096)	(193)

Total increase (decrease) in net assets	(625)	(1,293)	20

Net assets as of December 31, 2023	$37,636	$229,112	$3,377

Investment income (loss):
Dividend distributions	—	4,075	86
Investment Expenses:
Mortality and expense risk and administrative charges	(200)	(3,775)	(65)

Net investment income (loss)	(200)	300	21

Increase (decrease) in net assets from operations:
Capital gain distributions	—	9,955	—
Realized capital gain (loss) on investments	3,988	8,270	(30)
Change in unrealized appreciation (depreciation)	(3,472)	8,158	(109)

Net gain (loss) on investments	516	26,383	(139)

Net increase (decrease) in net assets from operations	316	26,683	(118)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(67,794)	(199)
Transfers between subaccounts, net	(37,921)	48,751	—
Maintenance charges and mortality adjustments	(31)	(969)	—

Increase (decrease) in net assets from contract transactions	(37,952)	(20,012)	(199)

Total increase (decrease) in net assets	(37,636)	6,671	(317)

Net assets as of December 31, 2024	$—	$235,783	$3,060

(b) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Government Money Market	MFS® VIT Total Return	NAA All Cap Value Series (a)
Net assets as of December 31, 2022	$1,343	$30,075	$43,312

Investment income (loss):
Dividend distributions	60	557	682
Investment Expenses:
Mortality and expense risk and administrative charges	(27)	(396)	(796)

Net investment income (loss)	33	161	(114)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,330	3,704
Realized capital gain (loss) on investments	—	36	1,932
Change in unrealized appreciation (depreciation)	—	1,039	(3,296)

Net gain (loss) on investments	—	2,405	2,340

Net increase (decrease) in net assets from operations	33	2,566	2,226

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(89)	(1,312)	(12,500)
Transfers between subaccounts, net	6	—	—
Maintenance charges and mortality adjustments	—	(123)	(16)

Increase (decrease) in net assets from contract transactions	(83)	(1,435)	(12,516)

Total increase (decrease) in net assets	(50)	1,131	(10,290)

Net assets as of December 31, 2023	$1,293	$31,206	$33,022

Investment income (loss):
Dividend distributions	2,023	741	563
Investment Expenses:
Mortality and expense risk and administrative charges	(618)	(391)	(691)

Net investment income (loss)	1,405	350	(128)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,590	1,786
Realized capital gain (loss) on investments	—	1,499	630
Change in unrealized appreciation (depreciation)	—	(907)	463

Net gain (loss) on investments	—	2,182	2,879

Net increase (decrease) in net assets from operations	1,405	2,532	2,751

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(28,783)	(18,192)	(2,185)
Transfers between subaccounts, net	138,312	(49)	—
Maintenance charges and mortality adjustments	(189)	(117)	—

Increase (decrease) in net assets from contract transactions	109,340	(18,358)	(2,185)

Total increase (decrease) in net assets	110,745	(15,826)	566

Net assets as of December 31, 2024	$112,038	$15,380	$33,588

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA Small Cap Value Series (a)	PIMCO VIT All Asset	PIMCO VIT Low Duration
Net assets as of December 31, 2022	$26,285	$155,229	$25,360

Investment income (loss):
Dividend distributions	343	4,603	912
Investment Expenses:
Mortality and expense risk and administrative charges	(405)	(2,094)	(498)

Net investment income (loss)	(62)	2,509	414

Increase (decrease) in net assets from operations:
Capital gain distributions	1,672	—	—
Realized capital gain (loss) on investments	2,887	(2,908)	(158)
Change in unrealized appreciation (depreciation)	(4,060)	10,356	463

Net gain (loss) on investments	499	7,448	305

Net increase (decrease) in net assets from operations	437	9,957	719

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(19,911)	(10,031)	(1,480)
Transfers between subaccounts, net	(55)	3	—
Maintenance charges and mortality adjustments	(29)	(571)	—

Increase (decrease) in net assets from contract transactions	(19,995)	(10,599)	(1,480)

Total increase (decrease) in net assets	(19,558)	(642)	(761)

Net assets as of December 31, 2023	$6,727	$154,587	$24,599

Investment income (loss):
Dividend distributions	82	10,266	960
Investment Expenses:
Mortality and expense risk and administrative charges	(136)	(2,135)	(477)

Net investment income (loss)	(54)	8,131	483

Increase (decrease) in net assets from operations:
Capital gain distributions	301	—	—
Realized capital gain (loss) on investments	133	(7,027)	(176)
Change in unrealized appreciation (depreciation)	60	2,999	270

Net gain (loss) on investments	494	(4,028)	94

Net increase (decrease) in net assets from operations	440	4,103	577

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(433)	(44,422)	(2,320)
Transfers between subaccounts, net	—	29,968	—
Maintenance charges and mortality adjustments	—	(581)	—

Increase (decrease) in net assets from contract transactions	(433)	(15,035)	(2,320)

Total increase (decrease) in net assets	7	(10,932)	(1,743)

Net assets as of December 31, 2024	$6,734	$143,655	$22,856

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

PIMCO VIT Real Return
Net assets as of December 31, 2022	$24,345

Investment income (loss):
Dividend distributions	679
Investment Expenses:
Mortality and expense risk and administrative charges	(439)

Net investment income (loss)	240

Increase (decrease) in net assets from operations:
Capital gain distributions	—
Realized capital gain (loss) on investments	(1,144)
Change in unrealized appreciation (depreciation)	1,115

Net gain (loss) on investments	(29)

Net increase (decrease) in net assets from operations	211

Contract owner transactions:
Variable annuity deposits	—
Terminations, withdrawals and annuity payments	(7,599)
Transfers between subaccounts, net	108
Maintenance charges and mortality adjustments	(10)

Increase (decrease) in net assets from contract transactions	(7,501)

Total increase (decrease) in net assets	(7,290)

Net assets as of December 31, 2023	$17,055

Investment income (loss):
Dividend distributions	431
Investment Expenses:
Mortality and expense risk and administrative charges	(325)

Net investment income (loss)	106

Increase (decrease) in net assets from operations:
Capital gain distributions	—
Realized capital gain (loss) on investments	(264)
Change in unrealized appreciation (depreciation)	177

Net gain (loss) on investments	(87)

Net increase (decrease) in net assets from operations	19

Contract owner transactions:
Variable annuity deposits	—
Terminations, withdrawals and annuity payments	(1,909)
Transfers between subaccounts, net	—
Maintenance charges and mortality adjustments	—

Increase (decrease) in net assets from contract transactions	(1,909)

Total increase (decrease) in net assets	(1,890)

Net assets as of December 31, 2024	$15,165

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Notes to Financial Statements

December 31, 2024

1. Organization and Significant Accounting Policies

SBL Variable Annuity Account XVII (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standards Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for two product groups that comprise the Account, ClassicStrategies and ThirdFed, are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Pacific Investment Management Company (PIMCO) Variable Insurance Trust, SBL Fund and The Universal Institutional Funds, Inc. mutual funds not otherwise available to the public. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	—
Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Long Short Equity	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Conservative Balanced	Series I	Invesco Advisers, Inc	—
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	—
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
LVIP American Century Ultra	Service Class	American Century Investment Management, Inc	—
LVIP American Century Value	Service Class	American Century Investment Management, Inc	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
NAA All Cap Value Series	—	Security Investors, LLC	—
NAA Large Cap Value Series	—	Security Investors, LLC	—
NAA Large Core Series	—	Security Investors, LLC	—
NAA Large Growth Series	—	Security Investors, LLC	—
NAA Mid Growth Series	—	Security Investors, LLC	—
NAA Small Cap Value Series	—	Security Investors, LLC	—
NAA Small Growth Series	—	Security Investors, LLC	—
NAA Smid-Cap Value Series	—	Security Investors, LLC	—

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
NAA World Equity Income Series	—	Security Investors, LLC	—
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	Research Affiliates LLC
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Thirty subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and change in net assets:

Subaccount
BNY Mellon IP Technology Growth
Guggenheim VIF Alpha Opportunity
Guggenheim VIF High Yield
Invesco V.I. American Value
Invesco V.I. EVQ International Equity Fund
Invesco V.I. Health Care
Invesco V.I. Main Street Mid Cap Fund®
Invesco V.I. Main Street Small Cap Fund®
LVIP American Century Ultra
LVIP American Century Value
NAA Large Cap Value Series
NAA Large Core Series
NAA Large Growth Series
NAA Mid Growth Series
NAA Small Growth Series
NAA Smid-Cap Value Series
NAA World Equity Income Series
Neuberger Berman AMT Sustainable Equity

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name
April 26, 2024	LVIP American Century Ultra	American Century VP Ultra®
April 26, 2024	LVIP American Century Value	American Century VP Value
October 25, 2024	NAA All Cap Value Series	Guggenheim VIF All Cap Value
October 25, 2024	NAA Large Cap Value Series	Guggenheim VIF Large Cap Value
October 25, 2024	NAA Large Core Series	Guggenheim VIF StylePlus Large Core
October 25, 2024	NAA Large Growth Series	Guggenheim VIF StylePlus Large Growth
October 25, 2024	NAA Mid Growth Series	Guggenheim VIF StylePlus Mid Growth
October 25, 2024	NAA Small Cap Value Series	Guggenheim VIF Small Cap Value
October 25, 2024	NAA Small Growth Series	Guggenheim VIF StylePlus Small Growth
October 25, 2024	NAA Smid-Cap Value Series	Guggenheim VIF SMid Cap Value
October 25, 2024	NAA World Equity Income Series	Guggenheim VIF World Equity Income

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund was redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount
April 26, 2024	Invesco V.I. Equity and Income	Invesco V.I. Conservative Balanced

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)
August 16, 2024	Guggenheim VIF Alpha Opportunity	Invesco V.I. Government Money Market	—
August 16, 2024	Guggenheim VIF Long Short Equity	Invesco V.I. Government Money Market	—
August 16, 2024	Guggenheim VIF Managed Asset Allocation	Invesco V.I. Government Money Market	138,083

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2024, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
Guggenheim VIF Long Short Equity (c)	$—	$1,194
Guggenheim VIF Managed Asset Allocation (c)	10,074	161,462
Guggenheim VIF Total Return Bond	—	829
Invesco V.I. Conservative Balanced (b)	—	38,152
Invesco V.I. Equity and Income	62,810	72,567
Invesco V.I. Global Real Estate	86	264
Invesco V.I. Government Money Market	140,335	29,590
MFS® VIT Total Return	2,331	18,749
PIMCO VIT All Asset	40,240	47,144
PIMCO VIT Low Duration	960	2,797
PIMCO VIT Real Return	431	2,234

(b) Merger. See Note 1.

(c) Liquidation. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2024, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2024.

Segment Disclosures

In this reporting period, we adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect our financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Brian Beckett, Chief Financial Officer. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The net increase (decrease) in net assets from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statements of Net Assets as “Net Assets” and significant segment expenses are listed on the accompanying Statements of Operations and Change in Net Assets.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

ClassicStrategies

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.85% of the average daily net asset.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of operations and change in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of operations and change in net assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 8% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•	Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 0.95% of the contract value.

ThirdFed

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.15% of the average daily net asset value.

Administrative Charge: SBL deducts a daily administration charge equivalent to an annual rate of 0.15% for the Guggenheim VIF Managed Asset Allocation, Invesco V.I. Government Money Market, MFS VIT Total Return and PIMCO VIT All Asset subaccounts; 0.30% for the Invesco V.I. Equity and Income subaccount; and 0.55% for the Invesco V.I. Conservative Balanced subaccount of the average daily net asset value.

These charges are presented as expenses on the statements of operations and change in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of operations and change in net assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•	Rider Charge: SBL deducts a monthly charge for each rider, equal to a percentage of the contract value, not to exceed a total charge of 0.75% of the contract value.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2024 and 2023, were as follows:

	2024			2023
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Guggenheim VIF Long Short Equity(c)	—	(65)	(65)	—	—	—
Guggenheim VIF Managed Asset Allocation(c)	198	(11,766)	(11,568)	366	(1,963)	(1,597)
Guggenheim VIF Total Return Bond	—	(70)	(70)	—	(342)	(342)
Invesco V.I. Conservative Balanced(b)	35	(4,678)	(4,643)	147	(575)	(428)
Invesco V.I. Equity and Income	3,655	(4,245)	(590)	483	(1,407)	(924)
Invesco V.I. Global Real Estate	—	(11)	(11)	—	(12)	(12)
Invesco V.I. Government Money Market	17,681	(3,636)	14,045	—	(10)	(10)
MFS® VIT Total Return	65	(1,284)	(1,219)	71	(112)	(41)
NAA All Cap Value Series(a)	—	(65)	(65)	—	(440)	(440)
NAA Small Cap Value Series(a)	—	(12)	(12)	—	(616)	(616)
PIMCO VIT All Asset	3,221	(4,171)	(950)	433	(1,022)	(589)
PIMCO VIT Low Duration	—	(212)	(212)	—	(140)	(140)
PIMCO VIT Real Return	—	(146)	(146)	—	(594)	(594)

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.
(c)	Liquidation. See Note 1.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2024, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Long Short Equity (c)
2024	—	17.27	17.27	—	—	1.95	1.95	6.80	6.80
2023	65	16.17	16.17	1,056	0.00	1.95	1.95	10.53	10.53
2022	65	14.63	14.63	959	0.00	1.95	1.95	(16.02)	(16.02)
2021	65	17.42	17.42	1,140	0.01	1.95	1.95	21.39	21.39
2020	65	14.35	14.35	938	0.02	1.95	1.95	2.87	2.87
Guggenheim VIF Managed Asset Allocation (c)
2024	—	13.65	13.65	—	0.04	1.30	1.30	4.44	4.44
2023	11,568	13.07	21.83	150,908	0.01	1.30	1.95	9.37	11.89
2022	13,165	11.95	19.51	163,412	0.01	1.30	1.95	(20.12)	(18.20)
2021	13,246	14.96	23.85	205,219	0.01	1.30	1.95	7.78	10.31
2020	14,016	13.88	21.62	200,785	0.01	1.30	1.95	7.76	10.36
Guggenheim VIF Total Return Bond
2024	—	12.10	12.10	—	—	1.95	1.95	1.09	1.09
2023	70	11.97	11.97	838	0.06	1.95	1.95	4.82	4.82
2022	412	11.42	11.42	4,693	0.03	1.95	1.95	(17.78)	(17.78)
2021	412	13.89	13.89	5,707	0.02	1.95	1.95	(2.32)	(2.32)
2020	412	14.22	14.22	5,845	0.03	1.95	1.95	11.97	11.97

(c)	Liquidation. See Note 1.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Conservative Balanced (b)
2024	—	8.13	8.13	—	—	1.70	1.70	0.49	0.49
2023	4,643	8.09	8.09	37,636	0.02	1.70	1.70	7.44	7.44
2022	5,071	7.53	7.53	38,261	0.01	1.70	1.70	(20.74)	(20.74)
2021	5,016	9.50	9.50	47,700	0.01	1.70	1.70	5.56	5.56
2020	5,974	9.00	9.00	53,817	0.02	1.70	1.70	9.62	9.62
Invesco V.I. Equity and Income
2024	14,754	16.00	16.00	235,783	0.02	1.45	1.45	7.02	7.02
2023	15,344	14.95	14.95	229,112	0.02	1.45	1.45	5.43	5.43
2022	16,268	14.18	14.18	230,405	0.01	1.45	1.45	(11.71)	(11.71)
2021	16,459	16.06	16.06	264,087	0.02	1.45	1.45	13.18	13.18
2020	17,357	14.19	14.19	246,056	0.02	1.45	1.45	4.88	4.88
Invesco V.I. Global Real Estate
2024	177	17.23	17.23	3,060	0.03	1.95	1.95	(3.74)	(3.74)
2023	188	17.90	17.90	3,377	0.01	1.95	1.95	6.93	6.93
2022	200	16.74	16.74	3,357	0.03	1.95	1.95	(26.39)	(26.39)
2021	213	22.74	22.74	4,857	0.03	1.95	1.95	23.25	23.25
2020	225	18.45	18.45	4,158	0.05	1.95	1.95	(14.03)	(14.03)
Invesco V.I. Government Money Market
2024	14,182	7.90	9.68	112,038	0.04	1.30	1.95	0.25	2.65
2023	137	9.43	9.43	1,293	0.05	1.95	1.95	2.61	2.61
2022	147	9.19	9.19	1,343	0.01	1.95	1.95	(0.76)	(0.76)
2021	147	9.26	9.26	1,357	—	1.95	1.95	(1.91)	(1.91)
2020	147	8.47	9.44	1,388	0.00	1.30	1.95	(3.97)	(1.77)

(b)	Merger. See Note 1.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Total Return
2024	1,120	13.73	13.73	15,380	0.03	1.30	1.30	2.92	2.92
2023	2,339	13.34	13.34	31,206	0.02	1.30	1.30	5.54	5.54
2022	2,380	12.64	12.64	30,075	0.01	1.30	1.30	(13.60)	(13.60)
2021	2,425	14.63	14.63	35,480	0.02	1.30	1.30	9.02	9.02
2020	2,461	13.42	13.42	33,025	0.02	1.30	1.30	4.84	4.84
NAA All Cap Value Series (a)
2024	1,046	32.13	32.13	33,588	0.02	1.95	1.95	8.07	8.07
2023	1,111	29.73	29.73	33,022	0.02	1.95	1.95	6.41	6.41
2022	1,551	27.94	27.94	43,312	0.01	1.95	1.95	(3.09)	(3.09)
2021	1,628	28.83	28.83	46,913	0.02	1.95	1.95	24.48	24.48
2020	1,698	23.16	23.16	39,303	0.02	1.95	1.95	(0.09)	(0.09)
NAA Small Cap Value Series (a)
2024	180	37.33	37.33	6,734	0.01	1.95	1.95	6.38	6.38
2023	192	35.09	35.09	6,727	0.02	1.95	1.95	8.14	8.14
2022	808	32.45	32.45	26,285	0.01	1.95	1.95	(5.61)	(5.61)
2021	822	34.38	34.38	28,303	0.01	1.95	1.95	23.71	23.71
2020	834	27.79	27.79	23,210	0.01	1.95	1.95	(2.90)	(2.90)
PIMCO VIT All Asset
2024	13,407	10.47	17.81	143,655	0.07	1.30	1.95	(0.66)	1.71
2023	14,357	10.54	17.51	154,587	0.03	1.30	1.95	3.64	6.06
2022	14,946	10.17	16.51	155,229	0.08	1.30	1.95	(15.60)	(13.56)
2021	15,082	12.05	19.10	185,469	0.12	1.30	1.95	11.37	13.96
2020	15,244	10.82	16.76	168,299	0.05	1.30	1.95	3.44	5.87

(a)	Name change. See Note 1.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Low Duration
2024	2,075	11.02	11.02	22,856	0.04	1.95	1.95	2.42	2.42
2023	2,287	10.76	10.76	24,599	0.04	1.95	1.95	2.97	2.97
2022	2,427	10.45	10.45	25,360	0.02	1.95	1.95	(7.60)	(7.60)
2021	2,580	11.31	11.31	29,164	0.01	1.95	1.95	(2.84)	(2.84)
2020	2,718	11.64	11.64	31,633	0.01	1.95	1.95	0.95	0.95
PIMCO VIT Real Return
2024	1,154	13.14	13.14	15,165	0.03	1.95	1.95	0.15	0.15
2023	1,300	13.12	13.12	17,055	0.03	1.95	1.95	1.63	1.63
2022	1,894	12.91	12.91	24,345	0.07	1.95	1.95	(13.59)	(13.59)
2021	1,979	14.94	14.94	29,451	0.05	1.95	1.95	3.53	3.53
2020	2,056	14.43	14.43	29,559	0.02	1.95	1.95	9.48	9.48

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative, rider and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.